Annual Total Returns (Vanguard Windsor Fund - Admiral Shares Participant:) (Vanguard Windsor Fund, Vanguard Windsor Fund - Admiral Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Annual Total Return
2013	36.23%
2012	20.94%
2011	(3.95%)
2010	14.91%
2009	34.89%
2008	(41.04%)
2007	(3.14%)
2006	19.44%
2005	5.12%
2004	13.52%